Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Gold-in-process and stockpiles	$ 565.8	$ 450.2
Consumable stores	217.0	212.9
Total inventories	782.8	663.1
Heap leach and stockpiles inventories included in non-current assets	(155.2)	(141.5)
Total current inventories	627.6	521.6
Consumable stores	$ 319.6	$ 267.4	$ 270.4